STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical)	2 Months Ended
Dec. 31, 2020 shares
Class A Common Stock Not Subject to Redemption | Over-allotment option
Maximum shares subject to forfeiture	1,312,500